Related Party Transactions - Details Of Significant Profit Or Loss Arising From Transactions With Related Parties (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Balhae Infrastructure Company
Related party transactions [abstract]
Interest income		₩ 101	₩ 0	₩ 0
Fee and commission income		7,312	5,337	5,101
Provision for credit losses		200	0	0
Outstanding balances for related party transactions [abstract]
Loans measured at amortized cost (gross amount)		85,000	0
Allowances for credit losses		200	0
Other assets		2,596	1,431
Provisions		109	0
Other liabilities		9	0
Korea Credit Bureau Co., Ltd.
Related party transactions [abstract]
Interest expense		12	1	1
Fee and commission income		671	727	776
Fee and commission expense		11,981	10,203	8,444
Insurance income		4	3	3
Other operating expenses		9	11	15
Reversal of credit losses		0	2	0
Provision for credit losses		0	0	1
Outstanding balances for related party transactions [abstract]
Loans measured at amortized cost (gross amount)		41	36
Deposits		36,968	40,570
Insurance liabilities		1	1
Other liabilities		10	0
Incheon Bridge Co., Ltd.
Related party transactions [abstract]
Interest income		8,125	14,006	10,420
Interest expense		973	986	979
Fee and commission income		45	34	28
Fee and commission expense		12	9	7
Insurance income		261	222	219
Gains on financial instruments at fair value through profit or loss		0	2,129	334
Losses on financial instruments at fair value through profit or loss		1,203	0	0
Reversal of credit losses		6	9	0
Provision for credit losses		0	0	54
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		34,208	35,411
Loans measured at amortized cost (gross amount)		59,515	70,012
Allowances for credit losses		27	31
Other assets		297	389
Deposits		70,470	43,867
Provisions		38	40
Insurance liabilities		114	89
Other liabilities		608	442
Jungdo Co., Ltd.
Outstanding balances for related party transactions [abstract]
Deposits		4	4
Taeyoungjungkong Co., Ltd
Related party transactions [abstract]
Interest income		0	0	2
Aju Good Technology Venture Fund
Related party transactions [abstract]
Interest expense		0	3	111
Outstanding balances for related party transactions [abstract]
Deposits		0	4
KG Capital Co., Ltd.
Related party transactions [abstract]
Interest income		0	0	293
Fee and commission income		0	0	18
Fee and commission expense		0	0	1
Insurance income		0	0	13
Other operating expenses		0	0	11
Reversal of credit losses		0	0	55
Star-Lord General Investors Private Real Estate Investment Company No.10
Related party transactions [abstract]
Interest income		5,716	5,939	5,934
Interest expense		767	260	543
Fee and commission income		0	0	20
Insurance income		86	116	137
Other income		926	363	0
Provision for credit losses		1	1	4
General and administrative expenses		11,776	9,055	9,720
Other expenses		59	0	0
Outstanding balances for related party transactions [abstract]
Loans measured at amortized cost (gross amount)		149,597	149,898
Allowances for credit losses		7	5
Other assets		8,330	8,860
Insurance liabilities		29	35
Other liabilities		31,053	5,107
Property and equipment		31,089	4,356
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund
Related party transactions [abstract]
Interest expense		0	4	4
Fee and commission income		0	0	209
Food Factory Co., Ltd.
Related party transactions [abstract]
Interest income		50	317	62
Interest expense		1	1	1
Insurance income		4	3	9
Gains on financial instruments at fair value through profit or loss		0	0	43
Losses on financial instruments at fair value through profit or loss		0	238	0
Reversal of credit losses		0	0	2
Provision for credit losses		3	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		2,941	1,764
Allowances for credit losses		5	1
Other assets		13	4
Deposits		604	907
Insurance liabilities		6	8
Other liabilities		1	1
Dongjo Co., Ltd.
Related party transactions [abstract]
Interest income		74	34	36
POSCO-KB Shipbuilding Fund
Related party transactions [abstract]
Fee and commission income		(34)	0	(99)
Dae-A Leisure Co., Ltd.
Outstanding balances for related party transactions [abstract]
Deposits		39	1,809
Paycoms Co., Ltd.
Related party transactions [abstract]
Interest income		0	0	154
Big Dipper Co., Ltd.
Related party transactions [abstract]
Fee and commission income		1	0	0
Fee and commission expense		263	243	266
Reversal of credit losses		2	0	0
Provision for credit losses		0	4	0
Outstanding balances for related party transactions [abstract]
Loans measured at amortized cost (gross amount)		23	43
Allowances for credit losses		1	3
Other assets		42	0
Deposits		51	123
Other liabilities		10	8
KB-KDBC Pre-IPO New Technology Business Investment Fund
Related party transactions [abstract]
Interest expense		1	0	0
Outstanding balances for related party transactions [abstract]
Deposits		270	39
KB-TS Technology Venture Private Equity Fund
Related party transactions [abstract]
Fee and commission income		170	175	324
KB-SJ Tourism Venture Fund
Related party transactions [abstract]
Fee and commission income		454	272	312
Banksalad Co., Ltd.
Related party transactions [abstract]
Fee and commission income		57	36	37
Fee and commission expense		0	4	11
Gains on financial instruments at fair value through profit or loss		426	0	0
Losses on financial instruments at fair value through profit or loss		0	5,489	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		0	2,059
Iwon Alloy Co., Ltd.
Related party transactions [abstract]
Insurance income		0	0	1
Outstanding balances for related party transactions [abstract]
Deposits		0	2
Bioprotect Ltd.
Related party transactions [abstract]
Gains on financial instruments at fair value through profit or loss		51	627	0
Losses on financial instruments at fair value through profit or loss		111	473	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		5,606	4,628
RMGP Bio-Pharma Investment Fund, L.P.
Related party transactions [abstract]
Fee and commission income		46	59	40
Gains on financial instruments at fair value through profit or loss		0	911	0
Losses on financial instruments at fair value through profit or loss		3,910	872	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		2,432	7,205
Other assets		15	0
Other liabilities		0	3
RMGP Bio-Pharma Investment, L.P.
Related party transactions [abstract]
Gains on financial instruments at fair value through profit or loss		0	3	0
Losses on financial instruments at fair value through profit or loss		1	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		22	25
KB-MDI Centauri Fund L.P.
Related party transactions [abstract]
Fee and commission income		398	452	491
Gains on financial instruments at fair value through profit or loss		2,459	2,602	0
Losses on financial instruments at fair value through profit or loss		669	537	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		19,026	21,058
Checkmate Therapeutics Inc.
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		3,200	3,200
Insurance liabilities		8	3
Hibiscus Fund L.P.
Related party transactions [abstract]
Fee and commission income		301	491	928
Gains on financial instruments at fair value through profit or loss		1,824	2,302	0
Losses on financial instruments at fair value through profit or loss		0	500	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		16,540	14,717
Other assets		316	210
RMG-KB BioAccess Fund L.P.
Related party transactions [abstract]
Fee and commission income		361	344	326
Gains on financial instruments at fair value through profit or loss		581	824	0
Losses on financial instruments at fair value through profit or loss		95	1,333	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		15,709	9,379
RMG-KB BP Management Ltd.
Related party transactions [abstract]
Gains on financial instruments at fair value through profit or loss		0	36	0
Losses on financial instruments at fair value through profit or loss		5	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		494	344
Neuroptika Inc.
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		5,879	5,879
Bitgoeul Cheomdan Green 1st Co., Ltd.
Related party transactions [abstract]
Interest expense		1	1	0
Outstanding balances for related party transactions [abstract]
Deposits		1,242	1,239
S&E Bio Co., Ltd.
Related party transactions [abstract]
Interest income		76	44	0
Interest expense		8	16	43
Reversal of credit losses		1	0	0
Provision for credit losses		0	16	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		4,000	4,000
Loans measured at amortized cost (gross amount)		2,009	2,016
Allowances for credit losses		12	15
Other assets		3	3
Deposits		224	772
Provisions		2	2
Other liabilities		2	3
Contents First Inc.
Related party transactions [abstract]
Interest income		388	482	346
Interest expense		13	36	73
Fee and commission income		1	2	2
Gains on financial instruments at fair value through profit or loss		0	5,936	0
Losses on financial instruments at fair value through profit or loss		1,546	0	0
Reversal of credit losses		0	1	0
Provision for credit losses		12	5	8
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		11,667	13,213
Loans measured at amortized cost (gross amount)		10,020	10,065
Allowances for credit losses		22	12
Other assets		3	3
Deposits		133	729
Provisions		2	0
Other liabilities		4	4
December & Company Inc.
Related party transactions [abstract]
Insurance income		0	0	187
Pin Therapeutics Inc.
Related party transactions [abstract]
Interest expense		130	154	101
Reversal of credit losses		1	0	0
Provision for credit losses		0	4	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		7,000	7,000
Loans measured at amortized cost (gross amount)		20	29
Allowances for credit losses		2	3
Deposits		850	11,133
Provisions		1	0
Other liabilities		0	117
IMBiologics Corp.
Related party transactions [abstract]
Gains on financial instruments at fair value through profit or loss		13,144	0	0
Provision for credit losses		1	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		13,144	7,000
Loans measured at amortized cost (gross amount)		1	2
Wyatt Co., Ltd.
Related party transactions [abstract]
Interest income		0	378	0
Insurance income		40	138	102
Gains on financial instruments at fair value through profit or loss		1,152	2,739	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		0	3,000
Deposits		0	1
Insurance liabilities		0	78
Skydigital Inc.
Related party transactions [abstract]
Fee and commission income		3	2	3
Outstanding balances for related party transactions [abstract]
Deposits		1	30
Il-Kwang Electronic Materials Co., Ltd
Related party transactions [abstract]
Other non-operating expense		1	0	0
SO-MYUNG Recycling Co., Ltd.
Related party transactions [abstract]
Insurance income		1	1	0
Outstanding balances for related party transactions [abstract]
Insurance liabilities		3	1
KB No.21 Special Purpose Acquisition Company
Related party transactions [abstract]
Interest expense		(1)	75	68
Fee and commission income		0	136	28
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		0	3,122
Deposits		0	2,247
Other liabilities		0	36
KB No.22 Special Purpose Acquisition Company
Related party transactions [abstract]
Interest expense		0	1	2
Gains on financial instruments at fair value through profit or loss		0	0	1,013
KB No.23 Special Purpose Acquisition Company
Related party transactions [abstract]
Interest expense		0	0	46
Losses on financial instruments at fair value through profit or loss		0	0	1,483
KB No.24 Special Purpose Acquisition Company
Related party transactions [abstract]
Interest expense		0	0	7
KB No.25 Special Purpose Acquisition Company
Related party transactions [abstract]
Interest expense		38	53	39
Gains on financial instruments at fair value through profit or loss		65	0	1,130
Losses on financial instruments at fair value through profit or loss		0	175	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		1,915	1,850
Deposits		1,604	1,545
Other liabilities		2	39
KB No.26 Special Purpose Acquisition Company
Related party transactions [abstract]
Interest expense		(29)	57	38
Gains on financial instruments at fair value through profit or loss		0	0	1,209
Losses on financial instruments at fair value through profit or loss		0	54	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		0	2,150
Deposits		0	1,763
Other liabilities		0	31
KB No.27 Special Purpose Acquisition Company
Related party transactions [abstract]
Interest expense		136	158	65
Gains on financial instruments at fair value through profit or loss		405	0	3,059
Losses on financial instruments at fair value through profit or loss		0	177	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		6,282	5,877
Deposits		4,675	4,613
Other liabilities		41	55
KB No.28 Special Purpose Acquisition Company
Related party transactions [abstract]
Interest expense		9	45	0
Fee and commission income		0	175	0
Gains on financial instruments at fair value through profit or loss		0	1,118	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		0	2,113
Deposits		0	1,910
Other liabilities		0	45
KB No.29 Special Purpose Acquisition Company
Related party transactions [abstract]
Interest expense		51	43	0
Fee and commission income		0	210	0
Gains on financial instruments at fair value through profit or loss		144	1,525	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		3,159	3,015
Deposits		2,348	2,338
Other liabilities		36	43
KB No.30 Special Purpose Acquisition Company
Related party transactions [abstract]
Interest expense		36	21	0
Fee and commission income		0	175	0
Gains on financial instruments at fair value through profit or loss		58	1,445	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		2,893	2,835
Deposits		1,788	1,786
Other liabilities		15	20
KB No.31 Special Purpose Acquisition Company
Related party transactions [abstract]
Interest expense		48	13	0
Gains on financial instruments at fair value through profit or loss		177	2,111	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		4,478	4,301
Deposits		2,310	2,352
Other liabilities		10	13
KB SPROTT Renewable Private Equity Fund No.1
Related party transactions [abstract]
Fee and commission income		78	255	320
KB-Stonebridge Secondary Private Equity Fund
Related party transactions [abstract]
Fee and commission income		303	402	582
Other operating income		0	0	113
COSES GT Co., Ltd
Related party transactions [abstract]
Interest income		0	0	30
Gains on financial instruments at fair value through profit or loss		0	20	0
Losses on financial instruments at fair value through profit or loss		0	0	4,910
Reversal of credit losses		0	0	5
Outstanding balances for related party transactions [abstract]
Deposits	[1]	2,835	0
TeamSparta Inc.
Related party transactions [abstract]
Interest expense		87	165	212
Fee and commission income		3	54	11
Reversal of credit losses		0	1	0
Provision for credit losses		0	0	2
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		0	4,001
Loans measured at amortized cost (gross amount)		0	5
Provisions		0	1
Other liabilities		0	34
SuperNGine Co., Ltd.
Related party transactions [abstract]
Interest income		29	43	25
Fee and commission income		0	0	1
Reversal of credit losses		40	0	0
Provision for credit losses		0	33	6
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		1,996	1,996
Loans measured at amortized cost (gross amount)		16	482
Allowances for credit losses		0	39
Other assets		0	1
Deposits		151	217
Desilo Inc.
Related party transactions [abstract]
Interest income		13	14	13
Reversal of credit losses		5	0	0
Provision for credit losses		0	0	3
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		3,168	3,168
Loans measured at amortized cost (gross amount)		0	300
Allowances for credit losses		0	5
Deposits		2	3
Turing Co Ltd [Member]
Related party transactions [abstract]
Interest income		40	61	24
Interest expense		0	29	7
Reversal of credit losses		0	8	0
Provision for credit losses		0	0	14
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		3,000	3,000
Loans measured at amortized cost (gross amount)		900	900
Allowances for credit losses		6	6
Other assets		2	2
Deposits		887	819
IGGYMOB Co Ltd [Member]
Related party transactions [abstract]
Losses on financial instruments at fair value through profit or loss		0	5,000	0
Kukka Co., Ltd.
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		0	2,490
Insurance liabilities		0	1
ZIPDOC Inc.
Related party transactions [abstract]
Losses on financial instruments at fair value through profit or loss		0	2,000	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		0	1
Deposits		0	18,635
Grinergy Co., Ltd.
Related party transactions [abstract]
Interest income		0	0	1
Gains on financial instruments at fair value through profit or loss		0	1,288	0
Losses on financial instruments at fair value through profit or loss		357	119	0
Reversal of credit losses		1	0	0
Provision for credit losses		0	2	1
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		7,297	0
Loans measured at amortized cost (gross amount)	[1]	2	1
Allowances for credit losses		2	0
Provisions		0	2
Chabot Mobility Co., Ltd.
Related party transactions [abstract]
Interest expense		5	1	0
Fee and commission income		1	1	0
Fee and commission expense		2,212	2,364	2,154
Gains on financial instruments at fair value through profit or loss		0	579	0
Reversal of credit losses		0	0	9
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		0	2,580
Deposits		0	631
Wemade Connect Co., Ltd.
Related party transactions [abstract]
Interest expense		148	270	316
Fee and commission income		0	5	0
Insurance income		6	2	2
Gains on financial instruments at fair value through profit or loss		4,391	0	0
Losses on financial instruments at fair value through profit or loss		0	4,827	0
Reversal of credit losses		17	0	0
Provision for credit losses		0	10	9
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		11,857	7,466
Loans measured at amortized cost (gross amount)		2	29
Allowances for credit losses		0	9
Deposits		5,525	5,465
Provisions		6	14
Insurance liabilities		2	4
Other liabilities		22	38
TMAP Mobility Co., Ltd.
Related party transactions [abstract]
Interest expense		2,204	3,077	1,460
Fee and commission income		2	5	2
Fee and commission expense		754	1,292	998
Insurance income		1,744	1,200	209
Provision for credit losses		0	3	0
Outstanding balances for related party transactions [abstract]
Loans measured at amortized cost (gross amount)		116	73
Allowances for credit losses		2	1
Deposits		1	100,010
Provisions		5	5
Insurance liabilities		1	235
Other liabilities		178	548
FutureConnect Co., Ltd.
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		0	1,499
Gushcloud Talent Agency
Related party transactions [abstract]
Gains on financial instruments at fair value through profit or loss		0	228	0
NexThera Co., Ltd.
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		3,000	3,000
Nextrade Co., Ltd.
Related party transactions [abstract]
Interest expense		685	2,481	2,911
Fee and commission income		2	0	0
Outstanding balances for related party transactions [abstract]
Loans measured at amortized cost (gross amount)		131	0
Deposits		278	15,281
Other liabilities		0	1,579
WJ Private Equity Fund No.1
Related party transactions [abstract]
Fee and commission income		7	7	7
Outstanding balances for related party transactions [abstract]
Other assets		2	2
Deposits		36	46
UPRISE, Inc.
Related party transactions [abstract]
Interest expense			0	0
Gains on financial instruments at fair value through profit or loss		163
Losses on financial instruments at fair value through profit or loss		45	3,893	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		1,934	1,817
Stratio, Inc.
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		1,000	1,000
Honest Fund, Inc.
Related party transactions [abstract]
Losses on financial instruments at fair value through profit or loss		60	3,556	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		382	442
CellinCells Co., Ltd.
Related party transactions [abstract]
Provision for credit losses		0	2	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		0	2,000
Loans measured at amortized cost (gross amount)		3	1
Allowances for credit losses		1	0
Deposits		0	13
Provisions		0	1
Channel Corporation
Related party transactions [abstract]
Interest expense		0	10	67
Gains on financial instruments at fair value through profit or loss		8,812	4,837	0
Losses on financial instruments at fair value through profit or loss		0	103	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		15,719	20,141
Deposits		0	6
CWhy Inc.
Related party transactions [abstract]
Insurance income		0	9	2
MitoImmune Therapeutics
Related party transactions [abstract]
Losses on financial instruments at fair value through profit or loss		1,574	5,426	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		0	1,574
KB Social Impact Investment Fund
Related party transactions [abstract]
Fee and commission income		200	250	284
Outstanding balances for related party transactions [abstract]
Other assets		200	250
KB-UTC Inno-Tech Venture Fund
Related party transactions [abstract]
Fee and commission income		147	230	431
Other operating income		0	0	3
KBSP Private Equity Fund No.4
Related party transactions [abstract]
Fee and commission income		63	0	0
KB-NAU Special Situation Corporate Restructuring Private Equity Fund
Related party transactions [abstract]
Fee and commission income		800	619	1,052
2020 KB Fintech Renaissance Fund
Related party transactions [abstract]
Fee and commission income		70	147	147
Outstanding balances for related party transactions [abstract]
Other assets		0	37
OKXE Inc.
Related party transactions [abstract]
Gains on financial instruments at fair value through profit or loss		0	1,922	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		2,722	2,722
KB Material and Parts No.1 PEF
Related party transactions [abstract]
Fee and commission income		0	175	705
Other operating income		0	0	34
FineKB Private Equity Fund No.1
Related party transactions [abstract]
Interest expense		4	0	0
Fee and commission income		340	569	378
Gains on financial instruments at fair value through profit or loss		0	32	16
Outstanding balances for related party transactions [abstract]
Other assets		10	144
Paramark KB Fund No.1
Related party transactions [abstract]
Fee and commission income		134	118	129
Outstanding balances for related party transactions [abstract]
Other liabilities		50	45
KB-Badgers Future Mobility ESG Fund No.1
Related party transactions [abstract]
Fee and commission income		1,252	1,300	1,300
Gains on financial instruments at fair value through profit or loss		0	1	0
KB-KTB Technology Venture Fund
Related party transactions [abstract]
Fee and commission income		399	342	669
Bluepointpartners Inc.
Related party transactions [abstract]
Gains on financial instruments at fair value through profit or loss		31	0	0
Losses on financial instruments at fair value through profit or loss		0	237	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		1,667	1,636
KB-Solidus Global Healthcare Fund
Related party transactions [abstract]
Fee and commission income		3,781	17	284
Outstanding balances for related party transactions [abstract]
Other assets		3,781	0
Go2joy Co., Ltd.
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		1,200	1,200
4N Inc.
Outstanding balances for related party transactions [abstract]
Deposits		0	4
Xenohelix Co., Ltd.
Related party transactions [abstract]
Interest income		27	0	0
Provision for credit losses		7	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		3,100	3,100
Loans measured at amortized cost (gross amount)		555	4
Allowances for credit losses		7	0
Other assets		1	0
Deposits		40	302
KB Cape No.1 Private Equity Fund
Related party transactions [abstract]
Fee and commission income		0	37	217
Gains on financial instruments at fair value through profit or loss		0	82	0
Losses on financial instruments at fair value through profit or loss		0	0	16
KB-GeneN Medical Venture Fund No.1
Related party transactions [abstract]
Fee and commission income		89	89	89
KB-BridgePole Venture Investment Fund
Related party transactions [abstract]
Fee and commission income		0	101	135
Other operating income		0	0	638
KB-BridgePole Venture Investment Fund No.2
Related party transactions [abstract]
Fee and commission income		105	105	20
KB-Kyobo New Mobility Power Fund
Related party transactions [abstract]
Fee and commission income		0	76	79
KB Co-Investment Private Equity Fund No.1
Related party transactions [abstract]
Fee and commission income		1,900	1,434	904
Outstanding balances for related party transactions [abstract]
Other assets		500	302
KB-NP Green ESG New Technology Venture Capital Fund
Related party transactions [abstract]
Fee and commission income		1,095	1,134	1,173
KB-FT Green Growth No.1 New Technology Business Investment Association
Related party transactions [abstract]
Interest expense		0	12	14
Fee and commission income		135	136	135
KB-SUSUNG 1st Investment Fund
Related party transactions [abstract]
Fee and commission income		142	192	129
Youngwon Corporation
Related party transactions [abstract]
Insurance income		0	0	1
Seokwang T&I Co., Ltd
Related party transactions [abstract]
Insurance income		1	2	1
Outstanding balances for related party transactions [abstract]
Insurance liabilities		2	2
3D Interactive Co., Ltd.
Related party transactions [abstract]
Interest expense		0	1	10
Fee and commission income		0	1	7
Losses on financial instruments at fair value through profit or loss		2,141	0	0
Reversal of credit losses		1	0	0
Provision for credit losses		0	0	2
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		159	2,300
Loans measured at amortized cost (gross amount)		2	6
Deposits		48	1,779
Provisions		0	2
Bigwave Robotics Corp.
Related party transactions [abstract]
Interest income		0	0	(1)
Interest expense		(5)	6	1
Fee and commission income		0	1	0
Gains on financial instruments at fair value through profit or loss		1,540	0	0
Provision for credit losses		8	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		4,290	2,750
Loans measured at amortized cost (gross amount)		60	39
Allowances for credit losses		7	0
Deposits		364	501
Provisions		2	0
Other liabilities		0	6
U-KB Credit No.1 Private Equity
Related party transactions [abstract]
Fee and commission income		968	970	228
Blinkers Inc.
Related party transactions [abstract]
Losses on financial instruments at fair value through profit or loss		0	508	0
XL8 INC.
Related party transactions [abstract]
Gains on financial instruments at fair value through profit or loss		0	721	0
Losses on financial instruments at fair value through profit or loss		140	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		5,729	5,869
Elev8-Capital Fund I
Related party transactions [abstract]
Gains on financial instruments at fair value through profit or loss		0	1,143	0
Losses on financial instruments at fair value through profit or loss		2,373	2,450	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		13,877	16,250
New Daegu Busan Expressway Co., Ltd
Related party transactions [abstract]
Interest income		346	2,458	0
Interest expense		1,797	3,680	0
Insurance income		413	257	0
Reversal of credit losses		0	3	0
Outstanding balances for related party transactions [abstract]
Loans measured at amortized cost (gross amount)		15	24,264
Allowances for credit losses		4	4
Other assets		0	22
Deposits		115,401	150,007
Insurance liabilities		27	22
Other liabilities		43	1,928
AIM FUTURE, Inc.
Related party transactions [abstract]
Interest income		41	44	0
Interest expense		1	48	0
Insurance income		0	1	0
Provision for credit losses		2	3	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		2,000	2,000
Loans measured at amortized cost (gross amount)		906	908
Allowances for credit losses		5	5
Other assets		1	1
Deposits		140	760
Novorex Inc.
Related party transactions [abstract]
Interest expense		18	0	0
Provision for credit losses		6	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		4,000	2,000
Loans measured at amortized cost (gross amount)		14	8
Allowances for credit losses		4	0
Deposits		9,674	6
Provisions		2	0
Other liabilities		4	0
Retirement pension
Related party transactions [abstract]
Interest expense		28	47	27
Fee and commission income		1,553	1,720	1,567
Outstanding balances for related party transactions [abstract]
Other assets		632	739
Other liabilities		1,154	1,215
Key management personnel
Outstanding balances for related party transactions [abstract]
Loans measured at amortized cost (gross amount)		9,248	7,125
Allowances for credit losses		24	3
Other assets		9	8
Deposits		12,740	15,365
Provisions		1	1
Insurance liabilities		2,927	2,308
Other liabilities		362	555
Spark Biopharma Inc.
Related party transactions [abstract]
Interest expense		64	293	468
Gains on financial instruments at fair value through profit or loss		327	3,823	0
Losses on financial instruments at fair value through profit or loss		411	1,639	0
Reversal of credit losses		2	0	0
Provision for credit losses		0	13	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		4,549	4,634
Loans measured at amortized cost (gross amount)		23	15
Allowances for credit losses		8	7
Deposits		1,145	4,759
Provisions		3	6
Other liabilities		2	22
ASSEMBLE CORPORATION
Related party transactions [abstract]
Interest income		131	117	88
Fee and commission income		1	2	1
Insurance income		2	2	1
Gains on financial instruments at fair value through profit or loss		0	700	8,400
Reversal of credit losses		14	20	0
Provision for credit losses		0	0	49
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		4,000	4,000
Loans measured at amortized cost (gross amount)		1,862	2,021
Allowances for credit losses		30	43
Other assets		1	11
Deposits		19	18
Provisions		0	1
Insurance liabilities		2	1
Other liabilities		1	1
KB-SUSUNG 2st Investment Fund
Related party transactions [abstract]
Fee and commission income		155	78	0
KY Global Cell & Gene Private Equity Fund 2nd
Related party transactions [abstract]
Interest expense		0	(38)	42
KB-SOLIDUS Healthcare Investment Fund
Related party transactions [abstract]
Fee and commission income		860	768	0
AKK Robotech Valueup New Technology Investment Fund
Related party transactions [abstract]
Fee and commission income		235	101	0
ADP Holdings Co., Ltd
Related party transactions [abstract]
Interest expense		45	61	0
Outstanding balances for related party transactions [abstract]
Deposits		263	2,058
Other liabilities		1	7
ADPGREEN
Related party transactions [abstract]
Interest expense		107	26	0
Insurance income		169	73	0
Reversal of credit losses		7	0	0
Provision for credit losses		0	11	0
Outstanding balances for related party transactions [abstract]
Loans measured at amortized cost (gross amount)		23	25
Allowances for credit losses		3	8
Deposits		5,302	1,802
Provisions		1	3
Insurance liabilities		94	101
Other liabilities		33	8
KB-CJ Venture Fund 1st
Related party transactions [abstract]
Fee and commission income		150	80	0
Ascent Global Fund III
Related party transactions [abstract]
Gains on financial instruments at fair value through profit or loss		0	261	0
Losses on financial instruments at fair value through profit or loss		90	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		3,677	3,767
H Energy Co., Ltd
Related party transactions [abstract]
Gains on financial instruments at fair value through profit or loss		0	3,106	0
SDT Inc.
Related party transactions [abstract]
Interest expense		0	13	0
Gains on financial instruments at fair value through profit or loss		172	527	0
Losses on financial instruments at fair value through profit or loss		473	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		3,873	3,105
DYNE MEDICAL GROUP Inc.
Related party transactions [abstract]
Interest income		60	26	0
Interest expense		33	118	0
Fee and commission income		1	1	0
Insurance income		4	4	0
Reversal of credit losses		2	0	0
Provision for credit losses		1	22	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		3,001	3,001
Loans measured at amortized cost (gross amount)		2,033	2,022
Allowances for credit losses		16	16
Other assets		1	1
Deposits		356	3,813
Provisions		5	6
Insurance liabilities		1	1
Other liabilities		6	23
Logpresso Inc.
Related party transactions [abstract]
Interest expense		11	3	0
Fee and commission income		1	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		9,000	3,000
Loans measured at amortized cost (gross amount)		40	31
Deposits		7,576	457
Other liabilities		10	0
Onheal Co., Ltd.
Related party transactions [abstract]
Interest expense		0	(20)	0
Fee and commission income		0	8	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		10,000	10,000
Deposits		0	5,001
TriOar Inc.
Related party transactions [abstract]
Interest expense		98	235	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		5,000	3,000
Loans measured at amortized cost (gross amount)		12	16
Deposits		4,088	6,054
Other liabilities		20	73
KB-VEP Contact Fund
Related party transactions [abstract]
Fee and commission income		60	44	0
Outstanding balances for related party transactions [abstract]
Other assets		15	15
SD Speed Co., Ltd.
Related party transactions [abstract]
Insurance income		1	1	0
Outstanding balances for related party transactions [abstract]
Insurance liabilities		1	1
KB-Cyrus Tourism Venture Fund
Related party transactions [abstract]
Fee and commission income		338	64	0
Qoala
Related party transactions [abstract]
Gains on financial instruments at fair value through profit or loss		0	1,097	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		0	6,554
FineKB Private Equity Fund No.2
Related party transactions [abstract]
Fee and commission income		139	122	0
Outstanding balances for related party transactions [abstract]
Other assets		35	35
GCSM Holdings Limited
Related party transactions [abstract]
Gains on financial instruments at fair value through profit or loss		0	5,590	0
Losses on financial instruments at fair value through profit or loss		674	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		8,833	9,506
KB Rejuvenation Fund
Related party transactions [abstract]
Fee and commission income		150	3	0
Outstanding balances for related party transactions [abstract]
Other assets		38	3
Allra Fintech Corp.
Related party transactions [abstract]
Interest expense		4	17	0
Provision for credit losses		2	2	0
Outstanding balances for related party transactions [abstract]
Loans measured at amortized cost (gross amount)		26	0
Allowances for credit losses		3	0
Deposits		33	1,671
Provisions		0	2
Other liabilities		0	1
Yeoulhyulgangho
Related party transactions [abstract]
Interest expense		8	1	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		500	500
Deposits		783	456
Other liabilities		2	0
Newavel Co., Ltd.
Related party transactions [abstract]
Fee and commission income		1	0	0
Losses on financial instruments at fair value through profit or loss		0	3,000	0
Outstanding balances for related party transactions [abstract]
Loans measured at amortized cost (gross amount)		0	20
Deposits		1	0
Coxwave Co., Ltd.
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		3,000	3,000
Xpanner Inc
Related party transactions [abstract]
Insurance income		1	0	0
Gains on financial instruments at fair value through profit or loss		597	0	0
Losses on financial instruments at fair value through profit or loss		362	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		9,908	9,673
Insurance liabilities		10	1
KB-IMM New Star Real Estate Private Fund I
Related party transactions [abstract]
Fee and commission income		408	0	0
KB-LB Middle Market Enterprises Innovation Private Equity Fund
Related party transactions [abstract]
Fee and commission income		1,200	0	0
Semicolon Susong REITs Co., Ltd.
Related party transactions [abstract]
Interest income		607	0	0
Fee and commission income		4,793	0	0
Insurance income		20	0	0
Reversal of credit losses		5	0	0
Outstanding balances for related party transactions [abstract]
Loans measured at amortized cost (gross amount)		24,933	0
Allowances for credit losses		5	0
Other assets		173	0
Insurance liabilities		9	0
KB-Novus Genesis Private Equity Fund
Related party transactions [abstract]
Fee and commission income		104	0	0
AIM-KB-DOUBLE Connected Future Investment Fund
Related party transactions [abstract]
Fee and commission income		30	0	0
E&I Holdings
Related party transactions [abstract]
Fee and commission income		3,446	0	0
WhaTap Laps Inc.
Related party transactions [abstract]
Interest income		6	0	0
Interest expense		100	0	0
Gains on financial instruments at fair value through profit or loss		165	0	0
Losses on financial instruments at fair value through profit or loss		54	0	0
Provision for credit losses		28	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		6,259	0
Loans measured at amortized cost (gross amount)		1,091	0
Allowances for credit losses		16	0
Other assets		1	0
Deposits		2,814	0
Provisions		11	0
Other liabilities		75	0
Streami Inc.
Related party transactions [abstract]
Gains on financial instruments at fair value through profit or loss		576	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		3,047	0
ANTIGRAVITY
Related party transactions [abstract]
Interest income		3	0	0
Losses on financial instruments at fair value through profit or loss		526	0	0
Reversal of credit losses		1	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		374	0
Loans measured at amortized cost (gross amount)		38	0
Allowances for credit losses		1	0
Deposits		82	0
KB a2z 2025 Fund
Related party transactions [abstract]
Fee and commission income		24	0	0
Outstanding balances for related party transactions [abstract]
Other assets		24	0
Aculys Pharma, Inc.
Related party transactions [abstract]
Gains on financial instruments at fair value through profit or loss		3,321	0	0
Koru Pharma Co., Ltd.
Related party transactions [abstract]
Interest expense		2	0	0
Insurance income		3	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		7,890	0
Deposits		197	0
Insurance liabilities		12	0
Aldaver
Related party transactions [abstract]
Interest expense		24	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		2,000	0
Deposits		821	0
Other liabilities		4	0
K-1 23rd yeoksam Real Estate Investment Trust company Ltd.
Related party transactions [abstract]
Insurance income		4	0	0
Outstanding balances for related party transactions [abstract]
Insurance liabilities		3	0
Al Spera Inc.
Related party transactions [abstract]
Interest expense		26	0	0
enParticle Co., Ltd
Related party transactions [abstract]
Interest expense		3	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		2,000	0
Deposits		1,696	0
Emocog Inc.
Related party transactions [abstract]
Interest expense		49	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		4,000	0
Deposits		704	0
Lemontree Inc.
Related party transactions [abstract]
Interest expense		1	0	0
Fee and commission income		211	0	0
Fee and commission expense		64	0	0
Provision for credit losses		2	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		999	0
Deposits		536	0
Provisions		2	0
ByL
Related party transactions [abstract]
Interest expense		56	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		14,967	0
Deposits		8,968	0
Other liabilities		55	0
eRoun & company Co., Ltd
Related party transactions [abstract]
Interest expense		7	0	0
Outstanding balances for related party transactions [abstract]
Deposits		1,127	0
Other liabilities		₩ 7	0
KG Capital Co., Ltd
Outstanding balances for related party transactions [abstract]
Description of transactions with related party		the Group purchased installment financial assets, etc. from KG Capital Co., Ltd. amounting to ￦373,044 million for the year ended December 31 2023.
KB Star Office Private Real Estate Investment Trust No.1
Outstanding balances for related party transactions [abstract]
Description of transactions with related party		Excluded from the Group’s related party as of December 31, 2025.
KB No.32 Special Purpose Acquisition Company
Related party transactions [abstract]
Interest expense		₩ 35	0	0
Outstanding balances for related party transactions [abstract]
Deposits		2,315	0
Other liabilities		35	0
KB No.33 Special Purpose Acquisition Company
Related party transactions [abstract]
Interest expense		26	0	0
Gains on financial instruments at fair value through profit or loss		2,214	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		4,304	0
Other liabilities		25	0
GAME TALES
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		3,000	0
HyperAccel Co., Ltd.
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		8,500	0
ALL ROUND DOCTORS Inc.
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		2,000	0
IMT TECHNOLOGY CO., LTD.
Outstanding balances for related party transactions [abstract]
Insurance liabilities		1	0
VP Inc.
Outstanding balances for related party transactions [abstract]
Loans measured at amortized cost (gross amount)		2	0
Deposits		51	0
Insurance liabilities		1	0
Other liabilities		109	0
RUMIKEU Holdings Inc.
Outstanding balances for related party transactions [abstract]
Deposits		11	0
Spoonlabs Co., Ltd.
Related party transactions [abstract]
Losses on financial instruments at fair value through profit or loss		0	911	₩ 0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		₩ 0	₩ 15,006

[1]	Excluded from the Group’s related party as of December 31, 2025, therefore, the remaining outstanding balances with those entities are not disclosed.